Consolidated Statements of Comprehensive Income (Loss) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	₪ 55,845	₪ 927,000
Cost of revenues		(213,344)
Gross profit	55,845	713,656
Selling, administrative and general expenses	(739,681)	(432,088)
Operating Profit (Loss)	(683,836)	281,568
Financial expenses, net	(94,380)	(84,337)
Income (Loss) for the year after financing	(778,216)	197,231
Other income	20,000
Net Income (Loss)	₪ (758,216)	₪ 197,231
Basic earnings (loss) per ordinary share (in New Shekels per share)	₪ (0.33)	₪ 0.02
Diluted (loss) per ordinary share (in New Shekels per share)	₪ (0.33)
Weighted-average number of ordinary shares outstanding:
Basic (in Shares)	2,282,124	2,282,124
Diluted (in Shares)	2,282,124	1,002,282,124